Other Income and Expense (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 27, 2014	Sep. 28, 2013	Sep. 29, 2012
Other Income Expense [Line Items]
Interest and dividend income	$ 1,795	$ 1,616	$ 1,088
Interest expense	(384)	(136)	0
Other expense, net	(431)	(324)	(566)
Total other income/(expense), net	$ 980	$ 1,156	$ 522